UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Annual Report

February 28, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Enhanced Index Fund	(1.64)%	8.44%	11.14%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Enhanced Index Fund on February 29, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$28,742	Fidelity® Small Cap Enhanced Index Fund
$28,871	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500® reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from Senior Portfolio Manager Maximilian Kaufmann, of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending February 28, 2022, the fund returned -1.64%, outperforming the -6.01% result of the benchmark Russell 2000® Index. Versus the benchmark, security selection was the primary contributor, especially in the information technology sector. Stock picking and an underweighting in health care also boosted the fund's relative result. Further lifting performance were investment choices among industrials stocks, primarily driven by the capital goods industry. The fund's top individual relative contributor was an overweighting in SM Energy, which gained about 156% the past 12 months, though we decreased our position in the company. Also bolstering performance was outsized exposure to Regal Rexnord, which rose approximately 15% and was a position we established the past year. Another notable relative contributor was a larger-than-benchmark stake in Boise Cascade (+76%). Conversely, the largest detractor from performance versus the benchmark was stock picks in energy, followed by the portfolio’s positioning in utilities and materials. The biggest individual relative detractor was an outsized stake in 2U, which returned -75% and was a position we established during the period. Also holding back performance was our lighter-than-benchmark stake in Avis Budget Group, which gained 230%. The stock was no longer held at period end. Further pressuring the portfolio’s relative result was an underweighting in Ovintiv, which gained 102%. This was a position we established the past 12 months. Notable changes in positioning this period include increased exposure to the real estate sector and a lower allocation to consumer discretionary stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Lattice Semiconductor Corp.	0.8
EMCOR Group, Inc.	0.8
First Financial Bankshares, Inc.	0.7
United Community Bank, Inc.	0.7
Radian Group, Inc.	0.7
National Storage Affiliates Trust	0.7
Agree Realty Corp.	0.7
Commercial Metals Co.	0.7
Box, Inc. Class A	0.6
Boise Cascade Co.	0.6
7.0

Top Market Sectors as of February 28, 2022

% of fund's net assets
Industrials	16.3
Financials	16.1
Information Technology	15.2
Health Care	15.0
Consumer Discretionary	10.7
Real Estate	7.3
Energy	7.2
Materials	3.4
Communication Services	3.1
Consumer Staples	2.6

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	23,813	$1,509,744
Consolidated Communications Holdings, Inc. (a)	104,175	741,726
IDT Corp. Class B (a)	12,709	458,287
Iridium Communications, Inc. (a)	31,601	1,251,084
Liberty Latin America Ltd. Class C (a)	117,935	1,189,964
Ooma, Inc. (a)	83,256	1,392,040
		6,542,845
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	107,972	2,036,352
Lions Gate Entertainment Corp.:
Class A (a)(b)	67,285	1,033,498
Class B (a)	78,702	1,121,504
		4,191,354
Interactive Media & Services - 0.7%
EverQuote, Inc. Class A (a)(b)	13,007	193,544
TrueCar, Inc. (a)	216,791	724,082
Yelp, Inc. (a)(b)	100,788	3,415,705
Zedge, Inc. (a)	20,492	143,034
		4,476,365
Media - 0.7%
AMC Networks, Inc. Class A (a)(b)	27,468	1,138,549
iHeartMedia, Inc. (a)	48,965	1,050,299
John Wiley & Sons, Inc. Class A (b)	11,648	586,011
TechTarget, Inc. (a)(b)	5,483	429,758
Tegna, Inc.	10,526	241,256
Thryv Holdings, Inc. (a)	26,136	794,534
		4,240,407
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	54,257	941,359

TOTAL COMMUNICATION SERVICES		20,392,330

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.1%
Modine Manufacturing Co. (a)(b)	50,840	513,484
Automobiles - 0.4%
Fisker, Inc. (a)(b)	13,093	159,735
Winnebago Industries, Inc. (b)	33,050	2,117,514
		2,277,249
Diversified Consumer Services - 0.6%
2U, Inc. (a)(b)	201,510	2,115,855
American Public Education, Inc. (a)	13,696	273,372
Stride, Inc. (a)	52,274	1,755,361
		4,144,588
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc. (b)	71,610	1,762,322
Hilton Grand Vacations, Inc. (a)	4,147	215,063
International Game Technology PLC (b)	112,877	3,456,294
RCI Hospitality Holdings, Inc. (b)	4,740	307,721
SeaWorld Entertainment, Inc. (a)	23,622	1,639,131
Texas Roadhouse, Inc. Class A	6,706	636,466
Wingstop, Inc. (b)	16,352	2,376,763
		10,393,760
Household Durables - 2.8%
Century Communities, Inc. (b)	45,940	2,927,297
Flexsteel Industries, Inc. (b)	18,297	395,032
Green Brick Partners, Inc. (a)(b)	58,662	1,360,372
Installed Building Products, Inc. (b)	31,331	3,029,708
KB Home	32,807	1,266,678
M.D.C. Holdings, Inc.	26,542	1,176,872
M/I Homes, Inc. (a)	72,284	3,562,878
Meritage Homes Corp. (a)	25,735	2,536,956
Skyline Champion Corp. (a)	8,500	571,540
TRI Pointe Homes, Inc. (a)	62,630	1,401,033
		18,228,366
Internet & Direct Marketing Retail - 0.9%
Quotient Technology, Inc. (a)(b)	289,424	1,921,775
Revolve Group, Inc. (a)	25,196	1,195,046
Shutterstock, Inc.	33,193	3,004,962
		6,121,783
Leisure Products - 0.6%
Johnson Outdoors, Inc. Class A (b)	14,563	1,201,011
Nautilus, Inc. (a)(b)	101,906	496,282
Smith & Wesson Brands, Inc. (b)	46,777	824,679
Sturm, Ruger & Co., Inc. (b)	3,921	283,920
Vista Outdoor, Inc. (a)(b)	22,686	826,905
		3,632,797
Multiline Retail - 0.7%
Big Lots, Inc. (b)	32,436	1,127,475
Dillard's, Inc. Class A (b)	6,313	1,582,732
Macy's, Inc.	76,958	1,994,751
		4,704,958
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	19,583	745,721
Academy Sports & Outdoors, Inc.	85,270	2,760,190
Asbury Automotive Group, Inc. (a)	6,045	1,173,395
Big 5 Sporting Goods Corp. (b)	46,120	763,747
Group 1 Automotive, Inc.	16,765	3,050,056
Hibbett, Inc. (b)	24,149	1,088,637
Lithia Motors, Inc. Class A (sub. vtg.)	3,750	1,278,075
MarineMax, Inc. (a)	36,421	1,666,625
Rent-A-Center, Inc. (b)	67,937	1,930,090
Sally Beauty Holdings, Inc. (a)	69,449	1,200,079
Sonic Automotive, Inc. Class A (sub. vtg.)	33,740	1,812,175
The Container Store Group, Inc. (a)	23,519	207,673
TravelCenters of America LLC (a)	17,763	750,131
		18,426,594
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	8,637	723,176
Lakeland Industries, Inc. (a)(b)	23,640	451,288
Rocky Brands, Inc.	7,381	284,464
		1,458,928

TOTAL CONSUMER DISCRETIONARY		69,902,507

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	2,320	1,152,878
Duckhorn Portfolio, Inc. (a)	45,259	887,982
Primo Water Corp.	77,548	1,127,548
		3,168,408
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	23,580	1,482,475
Ingles Markets, Inc. Class A	23,223	1,909,395
Natural Grocers by Vitamin Cottage, Inc.	22,015	373,595
PriceSmart, Inc.	6,105	443,956
Sprouts Farmers Market LLC (a)	78,162	2,226,054
Weis Markets, Inc. (b)	12,223	753,792
		7,189,267
Food Products - 0.5%
Hostess Brands, Inc. Class A (a)	111,965	2,411,726
John B. Sanfilippo & Son, Inc.	4,812	382,650
Sanderson Farms, Inc.	985	175,911
		2,970,287
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,225	186,069
Personal Products - 0.5%
MediFast, Inc.	13,957	2,596,002
The Beauty Health Co. (a)(b)	10,242	198,490
USANA Health Sciences, Inc. (a)	8,058	709,185
		3,503,677

TOTAL CONSUMER STAPLES		17,017,708

ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Archrock, Inc. (b)	91,411	763,282
Bristow Group, Inc. (a)	14,184	470,058
Dril-Quip, Inc. (a)	18,115	522,437
Helix Energy Solutions Group, Inc. (a)	318,566	1,290,192
Helmerich & Payne, Inc.	43,117	1,562,129
Nabors Industries Ltd. (a)	13,948	1,751,032
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	150,696
Oceaneering International, Inc. (a)	117,438	1,719,292
Patterson-UTI Energy, Inc. (b)	15,233	219,812
U.S. Silica Holdings, Inc. (a)	30,119	435,521
		8,884,451
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	36,192	829,883
Arch Resources, Inc. (b)	4,650	555,071
Centennial Resource Development, Inc. Class A (a)	159,763	1,402,719
Chesapeake Energy Corp. (b)	6,771	523,060
Civitas Resources, Inc.	14,272	720,308
Comstock Resources, Inc. (a)(b)	110,578	917,797
DHT Holdings, Inc. (b)	39,497	248,436
Earthstone Energy, Inc. (a)(b)	25,046	325,598
Equitrans Midstream Corp.	336,691	2,158,189
Golar LNG Ltd. (a)	146,936	2,556,686
Kosmos Energy Ltd. (a)	302,843	1,471,817
Laredo Petroleum, Inc. (a)(b)	13,388	1,024,985
Magnolia Oil & Gas Corp. Class A	54,064	1,208,330
Matador Resources Co. (b)	68,579	3,401,518
Murphy Oil Corp.	49,011	1,699,211
Oasis Petroleum, Inc.	4,887	647,576
Ovintiv, Inc.	18,725	858,541
Par Pacific Holdings, Inc. (a)	77,330	1,051,688
PBF Energy, Inc. Class A (a)	54,066	898,577
Renewable Energy Group, Inc. (a)	41,229	2,535,584
Scorpio Tankers, Inc. (b)	18,738	325,854
SFL Corp. Ltd.	219,555	2,184,572
SM Energy Co.	102,054	3,623,938
Southwestern Energy Co. (a)	226,756	1,131,512
Talos Energy, Inc. (a)	57,178	898,266
Tellurian, Inc. (a)(b)	201,906	769,262
W&T Offshore, Inc. (a)	372,563	1,810,656
World Fuel Services Corp.	98,885	2,802,401
		38,582,035

TOTAL ENERGY		47,466,486

FINANCIALS - 16.1%
Banks - 9.1%
1st Source Corp.	14,701	709,911
Banc of California, Inc.	40,471	795,255
BancFirst Corp.	27,255	2,129,433
Banner Corp.	27,818	1,713,867
Berkshire Hills Bancorp, Inc.	23,758	738,874
Cadence Bank	40,068	1,266,950
Capital City Bank Group, Inc.	2,442	68,547
Cathay General Bancorp	34,993	1,645,721
Central Pacific Financial Corp.	25,293	738,303
Columbia Banking Systems, Inc. (b)	80,957	2,965,455
Community Bank System, Inc. (b)	14,012	1,022,035
Community Trust Bancorp, Inc.	8,634	365,046
Eastern Bankshares, Inc.	53,651	1,172,811
Financial Institutions, Inc.	18,529	591,816
First Bancorp, Puerto Rico	124,568	1,758,900
First Commonwealth Financial Corp.	21,662	349,841
First Financial Bankshares, Inc. (b)	100,185	4,800,865
First Foundation, Inc.	19,406	517,558
Fulton Financial Corp.	129,759	2,338,257
Glacier Bancorp, Inc.	51,119	2,831,993
Great Southern Bancorp, Inc.	27,687	1,700,536
Hancock Whitney Corp.	65,449	3,644,200
Hilltop Holdings, Inc.	21,144	653,772
International Bancshares Corp.	42,968	1,848,054
Investors Bancorp, Inc.	9,379	157,004
Lakeland Financial Corp. (b)	14,922	1,196,894
Mercantile Bank Corp.	3,473	128,050
Midland States Bancorp, Inc.	11,254	330,417
NBT Bancorp, Inc.	11,788	452,306
Northwest Bancshares, Inc. (b)	71,402	1,005,340
OFG Bancorp	29,018	817,727
Park National Corp.	3,633	487,040
Peapack-Gladstone Financial Corp. (b)	13,620	513,746
Preferred Bank, Los Angeles	2,386	187,253
Renasant Corp. (b)	8,476	309,459
ServisFirst Bancshares, Inc.	13,902	1,214,757
Sierra Bancorp	17,630	473,189
Silvergate Capital Corp. (a)	12,001	1,537,088
Texas Capital Bancshares, Inc. (a)	44,477	2,962,168
Tompkins Financial Corp. (b)	5,096	403,094
TowneBank	9,277	289,257
Trico Bancshares	9,000	390,600
Trustmark Corp. (b)	17,356	546,540
UMB Financial Corp.	26,681	2,717,727
United Bankshares, Inc., West Virginia	32,749	1,199,268
United Community Bank, Inc.	120,242	4,648,556
Univest Corp. of Pennsylvania	15,294	443,220
WesBanco, Inc.	5,796	211,786
Westamerica Bancorp.	11,211	665,037
		59,655,523
Capital Markets - 2.1%
Cohen & Steers, Inc. (b)	21,507	1,747,659
Cowen Group, Inc. Class A (b)	59,392	1,760,973
Focus Financial Partners, Inc. Class A (a)	76,210	3,813,548
Open Lending Corp. (a)	15,503	322,927
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,816	1,417,323
Piper Jaffray Companies (b)	5,650	836,257
StepStone Group, Inc. Class A	5,813	200,723
Stifel Financial Corp.	41,173	3,026,216
Virtus Investment Partners, Inc.	1,101	264,923
		13,390,549
Consumer Finance - 0.9%
LendingClub Corp. (a)	51,484	956,573
Nelnet, Inc. Class A (b)	21,014	1,692,678
PRA Group, Inc. (a)(b)	20,540	916,700
PROG Holdings, Inc. (a)	59,247	1,815,328
Regional Management Corp.	14,475	743,002
		6,124,281
Insurance - 1.6%
American Equity Investment Life Holding Co.	3,733	140,697
Amerisafe, Inc.	25,256	1,189,558
CNO Financial Group, Inc.	75,566	1,826,430
Crawford & Co. Class B	903	6,827
Employers Holdings, Inc.	6,553	254,650
Genworth Financial, Inc. Class A (a)	115,727	469,852
Horace Mann Educators Corp.	17,730	737,391
Selective Insurance Group, Inc.	29,250	2,433,308
Trupanion, Inc. (a)(b)	38,814	3,478,899
		10,537,612
Mortgage Real Estate Investment Trusts - 1.1%
Arbor Realty Trust, Inc.	154,969	2,789,442
Blackstone Mortgage Trust, Inc.	112,366	3,570,991
MFA Financial, Inc.	131,022	531,949
TPG RE Finance Trust, Inc.	35,104	415,631
		7,308,013
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (a)	5,214	285,414
Capitol Federal Financial, Inc.	15,492	169,173
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	9,231	1,141,875
Radian Group, Inc.	194,059	4,638,010
Washington Federal, Inc.	45,778	1,628,781
Waterstone Financial, Inc.	34,548	675,068
		8,538,321

TOTAL FINANCIALS		105,554,299

HEALTH CARE - 15.0%
Biotechnology - 6.9%
4D Molecular Therapeutics, Inc. (a)(b)	19,877	272,315
Adverum Biotechnologies, Inc. (a)	173,968	233,117
Affimed NV (a)	81,785	360,672
Agenus, Inc. (a)(b)	153,334	414,002
Agios Pharmaceuticals, Inc. (a)(b)	26,256	817,349
Akebia Therapeutics, Inc. (a)(b)	142,905	308,675
Alector, Inc. (a)(b)	15,716	248,941
Alkermes PLC (a)	56,441	1,403,123
Allakos, Inc. (a)(b)	42,885	239,727
Amicus Therapeutics, Inc. (a)(b)	69,246	563,662
AnaptysBio, Inc. (a)(b)	16,483	503,885
Anavex Life Sciences Corp. (a)(b)	28,899	316,733
Anika Therapeutics, Inc. (a)	8,145	264,713
Apellis Pharmaceuticals, Inc. (a)	21,413	910,695
Arbutus Biopharma Corp. (a)(b)	105,053	336,170
Arena Pharmaceuticals, Inc. (a)	7,479	710,281
Arrowhead Pharmaceuticals, Inc. (a)	18,981	835,164
Assembly Biosciences, Inc. (a)	88,168	136,660
Atara Biotherapeutics, Inc. (a)	40,902	525,591
Athenex, Inc. (a)	61,475	49,463
Athersys, Inc. (a)(b)	163,380	146,568
Atreca, Inc. (a)(b)	71,252	128,254
Avid Bioservices, Inc. (a)(b)	27,951	572,436
Beam Therapeutics, Inc. (a)(b)	7,883	617,633
BioCryst Pharmaceuticals, Inc. (a)(b)	33,890	562,913
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	10,743	1,275,302
bluebird bio, Inc. (a)(b)	67,273	406,329
Blueprint Medicines Corp. (a)	9,609	581,825
Bolt Biotherapeutics, Inc. (b)	50,695	176,926
BridgeBio Pharma, Inc. (a)(b)	52,234	407,425
CareDx, Inc. (a)	17,810	683,548
Cerevel Therapeutics Holdings (a)(b)	18,984	502,506
ChemoCentryx, Inc. (a)	4,336	131,554
Chimerix, Inc. (a)(b)	90,011	507,662
Clovis Oncology, Inc. (a)(b)	51,895	106,904
Coherus BioSciences, Inc. (a)	38,070	448,845
Concert Pharmaceuticals, Inc. (a)	135	405
Corbus Pharmaceuticals Holdings, Inc. (a)	248,721	86,008
Curis, Inc. (a)	80,362	269,213
Cytokinetics, Inc. (a)(b)	11,327	400,070
CytomX Therapeutics, Inc. (a)	106,678	408,577
Deciphera Pharmaceuticals, Inc. (a)(b)	50,081	386,125
Denali Therapeutics, Inc. (a)	14,563	474,171
Eagle Pharmaceuticals, Inc. (a)	7,987	378,504
Editas Medicine, Inc. (a)(b)	25,098	429,678
Eiger Biopharmaceuticals, Inc. (a)(b)	20,599	82,396
Emergent BioSolutions, Inc. (a)	19,152	792,510
Epizyme, Inc. (a)(b)	89,585	133,482
Fate Therapeutics, Inc. (a)	13,665	472,126
FibroGen, Inc. (a)(b)	47,225	664,456
Fortress Biotech, Inc. (a)(b)	54,189	87,244
Global Blood Therapeutics, Inc. (a)(b)	3,064	92,533
Gossamer Bio, Inc. (a)(b)	35,737	322,705
Gritstone Bio, Inc. (a)(b)	44,985	229,424
Gt Biopharma, Inc. (a)(b)	32,905	104,638
Halozyme Therapeutics, Inc. (a)(b)	25,584	907,464
Harpoon Therapeutics, Inc. (a)(b)	42,867	175,755
Heron Therapeutics, Inc. (a)(b)	49,008	347,957
Homology Medicines, Inc. (a)	41,073	143,345
Humanigen, Inc. (a)(b)	75,440	153,143
ImmunityBio, Inc. (a)(b)	66,275	453,321
ImmunoGen, Inc. (a)	126,027	710,792
Infinity Pharmaceuticals, Inc. (a)	169,523	186,475
Insmed, Inc. (a)	18,592	444,349
Intellia Therapeutics, Inc. (a)	19,800	1,957,230
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	402,260
Invitae Corp. (a)(b)	69,384	748,653
Ironwood Pharmaceuticals, Inc. Class A (a)	22,778	245,091
Jounce Therapeutics, Inc. (a)	44,697	333,440
Karuna Therapeutics, Inc. (a)(b)	2,990	313,950
Karyopharm Therapeutics, Inc. (a)(b)	71,616	739,793
Kiniksa Pharmaceuticals Ltd. (a)(b)	33,545	343,501
Kodiak Sciences, Inc. (a)	813	7,024
Kura Oncology, Inc. (a)(b)	41,472	658,161
La Jolla Pharmaceutical Co./California (a)(b)	58,403	238,868
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,933	195,658
Macrogenics, Inc. (a)(b)	37,830	353,711
Madrigal Pharmaceuticals, Inc. (a)(b)	6,675	619,774
MiMedx Group, Inc. (a)(b)	35,812	180,851
Minerva Neurosciences, Inc. (a)	113,073	79,852
Mirum Pharmaceuticals, Inc. (a)	2,315	54,866
Mustang Bio, Inc. (a)(b)	69,880	60,754
Myriad Genetics, Inc. (a)	8,848	215,714
Natera, Inc. (a)	6,577	432,438
Novavax, Inc. (a)(b)	2,949	245,858
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	189,351	592,669
ORIC Pharmaceuticals, Inc. (a)(b)	19,331	150,009
Ovid Therapeutics, Inc. (a)(b)	59,108	200,376
Passage Bio, Inc. (a)	38,538	127,946
Pieris Pharmaceuticals, Inc. (a)	81,145	250,738
Precigen, Inc. (a)(b)	127,294	286,412
Precision BioSciences, Inc. (a)(b)	40,347	171,475
PTC Therapeutics, Inc. (a)(b)	24,489	860,054
Puma Biotechnology, Inc. (a)	41,309	95,011
Radius Health, Inc. (a)	57,404	477,601
Recursion Pharmaceuticals, Inc. (a)	37,247	407,855
Rigel Pharmaceuticals, Inc. (a)	123,558	310,131
Sana Biotechnology, Inc. (b)	45,806	295,907
Sangamo Therapeutics, Inc. (a)(b)	75,179	439,797
Selecta Biosciences, Inc. (a)(b)	85,524	158,219
Seres Therapeutics, Inc. (a)(b)	62,770	502,160
Sesen Bio, Inc. (a)(b)	441,896	280,295
Silverback Therapeutics, Inc. (a)(b)	20,944	90,059
Springworks Therapeutics, Inc. (a)(b)	2,228	126,083
Surface Oncology, Inc. (a)(b)	60,289	217,040
TCR2 Therapeutics, Inc. (a)(b)	66,033	178,949
Travere Therapeutics, Inc. (a)(b)	32,838	895,164
Turning Point Therapeutics, Inc. (a)	6,954	220,164
Twist Bioscience Corp. (a)	11,240	628,766
Vanda Pharmaceuticals, Inc. (a)	33,738	383,264
Veracyte, Inc. (a)(b)	10,799	300,212
Vericel Corp. (a)(b)	4,534	186,846
Verve Therapeutics, Inc.	7,562	246,899
Vir Biotechnology, Inc. (a)	19,872	500,576
Voyager Therapeutics, Inc. (a)(b)	74,867	297,222
Xbiotech, Inc.	12,960	127,786
Xencor, Inc. (a)	8,121	254,269
Zentalis Pharmaceuticals, Inc. (a)(b)	14,846	740,667
		45,472,502
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	343,316	1,191,307
Atricure, Inc. (a)	14,943	1,037,791
Butterfly Network, Inc. Class A (a)(b)	68,210	351,282
Cardiovascular Systems, Inc. (a)	18,395	387,399
Cerus Corp. (a)	205,077	1,203,802
Integer Holdings Corp. (a)	8,799	737,972
Invacare Corp. (a)	79,770	163,529
iRhythm Technologies, Inc. (a)	2,836	366,610
LeMaitre Vascular, Inc. (b)	9,156	434,635
LivaNova PLC (a)	4,068	320,640
Merit Medical Systems, Inc. (a)	40,483	2,632,609
Natus Medical, Inc. (a)	15,431	429,290
Neogen Corp. (a)(b)	63,979	2,284,050
Novocure Ltd. (a)	5,161	422,479
Orthofix International NV (a)(b)	23,481	797,884
Shockwave Medical, Inc. (a)	4,525	801,966
Staar Surgical Co. (a)	16,229	1,287,284
SurModics, Inc. (a)	44,575	2,000,526
		16,851,055
Health Care Providers & Services - 2.8%
Addus HomeCare Corp. (a)	12,002	1,020,650
Alignment Healthcare, Inc. (a)(b)	17,617	148,687
AMN Healthcare Services, Inc. (a)	12,341	1,309,874
Corvel Corp. (a)	3,569	567,685
Covetrus, Inc. (a)	21,105	373,981
Fulgent Genetics, Inc. (a)(b)	9,845	613,344
Modivcare, Inc. (a)	3,264	385,152
National Healthcare Corp.	27,159	1,765,878
Option Care Health, Inc. (a)	44,911	1,154,213
Patterson Companies, Inc.	138,885	4,152,662
Select Medical Holdings Corp.	98,227	2,273,955
Tenet Healthcare Corp. (a)	40,498	3,482,423
The Ensign Group, Inc.	17,916	1,505,661
		18,754,165
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	77,132	1,500,989
HealthStream, Inc. (a)	20,733	424,819
MultiPlan Corp. Class A (a)(b)	94,033	353,564
Nextgen Healthcare, Inc. (a)	174,031	3,398,825
		5,678,197
Life Sciences Tools & Services - 0.4%
Berkeley Lights, Inc. (a)	25,532	195,830
Cytek Biosciences, Inc.	20,306	276,974
MaxCyte, Inc. (b)	37,815	263,192
Medpace Holdings, Inc. (a)	10,290	1,574,061
Pacific Biosciences of California, Inc. (a)(b)	26,451	315,296
		2,625,353
Pharmaceuticals - 1.4%
Aerie Pharmaceuticals, Inc. (a)(b)	59,912	497,270
Amneal Pharmaceuticals, Inc. (a)(b)	77,432	350,767
Amphastar Pharmaceuticals, Inc. (a)	24,292	673,131
Arvinas Holding Co. LLC (a)	6,125	396,961
Atea Pharmaceuticals, Inc. (a)	61,256	388,363
Cara Therapeutics, Inc. (a)	37,388	387,714
Cassava Sciences, Inc. (a)(b)	3,040	129,230
Corcept Therapeutics, Inc. (a)(b)	36,938	823,348
Edgewise Therapeutics, Inc. (a)	12,950	152,681
Endo International PLC (a)	182,299	566,950
Intra-Cellular Therapies, Inc. (a)	12,281	681,350
NGM Biopharmaceuticals, Inc. (a)	20,502	304,660
Odonate Therapeutics, Inc. (a)(b)	72,556	96,499
Oramed Pharmaceuticals, Inc. (a)(b)	31,250	321,875
Pacira Biosciences, Inc. (a)	4,900	326,781
Prestige Brands Holdings, Inc. (a)	18,756	1,116,545
Revance Therapeutics, Inc. (a)	28,500	386,745
Supernus Pharmaceuticals, Inc. (a)(b)	25,838	825,524
Theravance Biopharma, Inc. (a)	57,914	583,194
WAVE Life Sciences (a)	41,740	102,472
		9,112,060

TOTAL HEALTH CARE		98,493,332

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.2%
AAR Corp. (a)	74,043	3,327,492
Aerojet Rocketdyne Holdings, Inc.	3,401	131,789
Astronics Corp. (a)	47,850	703,874
Parsons Corp. (a)(b)	99,585	3,451,616
		7,614,771
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	20,962	660,513
Atlas Air Worldwide Holdings, Inc. (a)	3,743	293,301
Forward Air Corp.	14,201	1,465,259
Hub Group, Inc. Class A (a)	18,915	1,596,426
		4,015,499
Airlines - 0.2%
Mesa Air Group, Inc. (a)(b)	87,564	380,903
SkyWest, Inc. (a)	42,457	1,193,466
		1,574,369
Building Products - 0.7%
Apogee Enterprises, Inc.	11,222	505,776
Griffon Corp. (b)	8,255	190,278
Resideo Technologies, Inc. (a)	29,432	757,580
UFP Industries, Inc.	24,009	2,058,772
Zurn Water Solutions Corp.	24,228	787,895
		4,300,301
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	93,739	4,202,319
Cimpress PLC (a)	26,380	1,661,676
Kimball International, Inc. Class B	61,035	565,794
Matthews International Corp. Class A	3,761	124,790
Tetra Tech, Inc.	8,115	1,288,419
The Brink's Co.	9,942	696,537
The GEO Group, Inc. (b)	235,505	1,403,610
UniFirst Corp.	12,150	2,202,188
		12,145,333
Construction & Engineering - 1.7%
Arcosa, Inc.	33,381	1,758,177
Comfort Systems U.S.A., Inc.	10,437	897,373
Dycom Industries, Inc. (a)	16,790	1,461,737
EMCOR Group, Inc.	43,159	4,986,591
Great Lakes Dredge & Dock Corp. (a)	2,677	37,772
MYR Group, Inc. (a)	17,038	1,529,161
Primoris Services Corp.	28,407	749,093
		11,419,904
Electrical Equipment - 1.4%
Array Technologies, Inc. (a)	60,271	677,446
Atkore, Inc. (a)	41,749	4,246,291
AZZ, Inc.	21,861	1,076,217
EnerSys	6,298	458,054
Preformed Line Products Co.	12,841	715,886
Regal Rexnord Corp.	6,358	1,019,505
Stem, Inc. (a)(b)	57,990	552,065
TPI Composites, Inc. (a)	40,496	547,506
		9,292,970
Machinery - 2.4%
Altra Industrial Motion Corp.	10,595	449,970
Franklin Electric Co., Inc.	7,050	596,148
Gorman-Rupp Co.	6,777	252,511
Hurco Companies, Inc.	20,022	683,351
Hyster-Yale Materials Handling Class A	16,836	644,482
Kennametal, Inc.	26,973	855,314
L.B. Foster Co. Class A (a)	6,670	104,852
Manitowoc Co., Inc. (a)	13,840	228,775
Mueller Industries, Inc.	73,437	4,189,581
Nikola Corp. (a)(b)	12,294	97,123
Proto Labs, Inc. (a)(b)	34,047	1,914,463
SPX Flow, Inc.	2,159	185,437
Tennant Co. (b)	4,980	392,324
Terex Corp.	14,238	587,745
Titan International, Inc. (a)	49,342	552,630
Watts Water Technologies, Inc. Class A (b)	28,726	4,135,108
Welbilt, Inc. (a)	5,513	130,327
		16,000,141
Marine - 0.2%
Matson, Inc.	12,155	1,346,409
Professional Services - 1.7%
ASGN, Inc. (a)	7,415	821,508
Barrett Business Services, Inc.	2,288	137,623
CRA International, Inc.	5,415	481,014
First Advantage Corp.	44,194	713,733
KBR, Inc.	29,804	1,479,471
Kforce, Inc.	32,394	2,435,381
Korn Ferry	13,294	880,860
ManTech International Corp. Class A (b)	10,714	893,226
TriNet Group, Inc. (a)(b)	4,162	363,384
Upwork, Inc. (a)	103,437	2,614,887
		10,821,087
Road & Rail - 1.7%
ArcBest Corp.	8,621	798,994
Marten Transport Ltd.	142,853	2,464,214
Saia, Inc. (a)	13,904	3,993,646
Werner Enterprises, Inc.	60,913	2,647,279
Yellow Corp. (a)	110,993	1,000,047
		10,904,180
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies, Inc.	21,638	2,187,602
Boise Cascade Co. (b)	53,285	4,259,603
Global Industrial Co.	38,077	1,210,087
GMS, Inc. (a)	35,735	1,938,624
MRC Global, Inc. (a)	31,143	314,544
Rush Enterprises, Inc. Class A	45,713	2,374,333
Titan Machinery, Inc. (a)	47,013	1,331,878
Veritiv Corp. (a)	34,539	3,701,545
		17,318,216

TOTAL INDUSTRIALS		106,753,180

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Calix, Inc. (a)	24,872	1,351,544
Digi International, Inc. (a)	9,634	193,451
Extreme Networks, Inc. (a)	191,443	2,199,680
NETGEAR, Inc. (a)(b)	11,438	304,365
NetScout Systems, Inc. (a)	39,397	1,226,429
		5,275,469
Electronic Equipment & Components - 2.2%
Aeva Technologies, Inc. (a)(b)	28,163	118,285
Badger Meter, Inc.	3,950	392,670
Belden, Inc.	57,474	3,238,660
Benchmark Electronics, Inc.	50,196	1,312,123
Daktronics, Inc. (a)	21,956	101,217
ePlus, Inc. (a)	1,976	92,674
II-VI, Inc. (a)(b)	24,400	1,694,824
Kimball Electronics, Inc. (a)	68,148	1,174,872
OSI Systems, Inc. (a)(b)	12,437	1,003,293
PC Connection, Inc.	18,741	914,373
Rogers Corp. (a)	1,739	474,747
Sanmina Corp. (a)	16,387	651,875
ScanSource, Inc. (a)	41,591	1,313,444
Vishay Intertechnology, Inc. (b)	105,313	2,020,956
		14,504,013
IT Services - 1.4%
CSG Systems International, Inc.	38,990	2,406,463
Digitalocean Holdings, Inc. (a)(b)	23,667	1,403,926
EVO Payments, Inc. Class A (a)	6,088	146,782
ExlService Holdings, Inc. (a)	18,541	2,239,567
Flywire Corp. (a)(b)	22,237	601,733
Grid Dynamics Holdings, Inc. (a)	13,654	165,896
Perficient, Inc. (a)	20,602	2,099,344
		9,063,711
Semiconductors & Semiconductor Equipment - 4.6%
Alpha & Omega Semiconductor Ltd. (a)	66,814	3,592,589
Ambarella, Inc. (a)	4,065	567,921
Cirrus Logic, Inc. (a)	23,880	2,074,456
CMC Materials, Inc.	3,151	584,290
Diodes, Inc. (a)	27,178	2,434,877
Kulicke & Soffa Industries, Inc. (b)	49,738	2,598,313
Lattice Semiconductor Corp. (a)	83,095	5,203,395
MACOM Technology Solutions Holdings, Inc. (a)	8,536	513,014
MaxLinear, Inc. Class A (a)(b)	14,250	874,238
Photronics, Inc. (a)	191,648	3,530,156
Semtech Corp. (a)	56,041	3,888,125
Synaptics, Inc. (a)	16,045	3,665,159
Veeco Instruments, Inc. (a)(b)	11,534	329,526
		29,856,059
Software - 5.9%
8x8, Inc. (a)	23,755	307,865
Agilysys, Inc. (a)	64,520	2,711,776
Alarm.com Holdings, Inc. (a)	15,833	1,042,286
Appian Corp. Class A (a)	12,897	786,201
Box, Inc. Class A (a)	166,482	4,263,604
BTRS Holdings, Inc. (a)(b)	58,493	356,807
CommVault Systems, Inc. (a)	57,818	3,637,330
Couchbase, Inc.	16,670	351,237
CS Disco, Inc. (b)	18,293	691,110
Domo, Inc. Class B (a)	36,171	1,609,610
E2open Parent Holdings, Inc. (a)(b)	152,860	1,372,683
eGain Communications Corp. (a)	3,014	35,535
Mimecast Ltd. (a)	5,728	455,548
Progress Software Corp. (b)	59,770	2,634,662
Qualys, Inc. (a)	31,525	3,950,398
Rapid7, Inc. (a)	12,572	1,300,699
SecureWorks Corp. (a)	33,777	519,152
Sprout Social, Inc. (a)(b)	6,580	428,424
SPS Commerce, Inc. (a)	27,336	3,549,580
Sumo Logic, Inc. (a)	46,368	558,271
Tenable Holdings, Inc. (a)	75,701	4,190,807
Upland Software, Inc. (a)	27,173	512,483
Vonage Holdings Corp. (a)	23,007	467,502
Workiva, Inc. (a)	5,977	629,378
Zuora, Inc. (a)	143,796	2,182,823
		38,545,771
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	23,806	748,937
Diebold Nixdorf, Inc. (a)(b)	64,265	559,106
Super Micro Computer, Inc. (a)	26,005	1,021,736
		2,329,779

TOTAL INFORMATION TECHNOLOGY		99,574,802

MATERIALS - 3.4%
Chemicals - 0.5%
AdvanSix, Inc.	4,696	188,122
FutureFuel Corp.	47,346	348,467
Rayonier Advanced Materials, Inc. (a)	56,261	330,252
Sensient Technologies Corp.	7,578	622,381
Stepan Co.	10,124	1,049,049
Trinseo PLC (b)	10,623	551,971
		3,090,242
Containers & Packaging - 0.4%
Myers Industries, Inc.	135,063	2,244,747
Metals & Mining - 2.0%
Allegheny Technologies, Inc. (a)	31,164	802,161
Commercial Metals Co.	112,125	4,322,419
Constellium NV (a)	195,305	3,794,776
MP Materials Corp. (a)(b)	88,055	4,017,069
Worthington Industries, Inc. (b)	4,071	232,128
		13,168,553
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	48,726	3,505,836

TOTAL MATERIALS		22,009,378

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Agree Realty Corp.	67,903	4,355,977
Alexanders, Inc.	1,922	487,073
Ashford Hospitality Trust, Inc. (a)	46,789	402,853
CareTrust (REIT), Inc.	38,004	665,070
Chatham Lodging Trust (a)	14,547	200,021
Diversified Healthcare Trust (SBI)	129,273	372,306
Easterly Government Properties, Inc.	28,852	600,699
EastGroup Properties, Inc.	15,858	3,025,072
Equity Commonwealth (a)	15,129	401,978
Four Corners Property Trust, Inc.	7,954	209,827
Global Net Lease, Inc.	160,699	2,283,533
Healthcare Realty Trust, Inc.	72,877	1,900,632
Independence Realty Trust, Inc.	127,627	3,225,134
Kite Realty Group Trust	122,610	2,688,837
LXP Industrial Trust (REIT)	55,200	853,392
National Health Investors, Inc.	13,053	695,855
National Storage Affiliates Trust	77,258	4,501,824
Necessity Retail (REIT), Inc./The	124,263	874,812
Outfront Media, Inc.	14,050	375,135
Piedmont Office Realty Trust, Inc. Class A	91,796	1,564,204
Plymouth Industrial REIT, Inc.	46,912	1,223,465
PS Business Parks, Inc.	3,170	504,949
RLJ Lodging Trust	37,538	525,157
SITE Centers Corp.	85,233	1,325,373
Stag Industrial, Inc.	96,774	3,770,315
Summit Hotel Properties, Inc. (a)	21,018	207,868
Terreno Realty Corp.	60,762	4,179,818
Universal Health Realty Income Trust (SBI)	17,126	978,066
		42,399,245
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	45,640	1,000,429
eXp World Holdings, Inc. (b)	23,734	634,647
Marcus & Millichap, Inc.	44,211	2,198,613
Newmark Group, Inc.	48,818	863,102
RE/MAX Holdings, Inc. (b)	18,286	541,997
		5,238,788

TOTAL REAL ESTATE		47,638,033

UTILITIES - 1.6%
Electric Utilities - 0.7%
Otter Tail Corp.	17,271	1,068,384
PNM Resources, Inc.	5,638	254,668
Portland General Electric Co.	68,689	3,487,341
		4,810,393
Gas Utilities - 0.2%
New Jersey Resources Corp.	16,057	700,406
South Jersey Industries, Inc.	5,497	186,513
Southwest Gas Corp.	3,602	255,526
		1,142,445
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc.:
Class A	72,542	2,219,060
Class C	15,164	506,478
Sunnova Energy International, Inc. (a)	48,051	968,228
		3,693,766
Water Utilities - 0.1%
American States Water Co.	6,869	578,095

TOTAL UTILITIES		10,224,699

TOTAL COMMON STOCKS
(Cost $590,928,338)		645,026,754

Money Market Funds - 18.1%
Fidelity Cash Central Fund 0.07% (d)	7,206,878	7,208,320
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	111,477,634	111,488,782
TOTAL MONEY MARKET FUNDS
(Cost $118,694,857)		118,697,102
TOTAL INVESTMENT IN SECURITIES - 116.6%
(Cost $709,623,195)		763,723,856
NET OTHER ASSETS (LIABILITIES) - (16.6)%		(108,556,279)
NET ASSETS - 100%		$655,167,577

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	99	March 2022	$10,120,275	$170,071	$170,071

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $17,184,771.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$20,591,573	$116,241,756	$129,625,009	$9,643	$--	$--	$7,208,320	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	31,312,480	521,412,108	441,235,806	145,639	--	--	111,488,782	0.3%
Total	$51,904,053	$637,653,864	$570,860,815	$155,282	$--	$--	$118,697,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,392,330	$20,392,330	$--	$--
Consumer Discretionary	69,902,507	69,902,507	--	--
Consumer Staples	17,017,708	17,017,708	--	--
Energy	47,466,486	47,466,486	--	--
Financials	105,554,299	105,554,299	--	--
Health Care	98,493,332	98,493,332	--	--
Industrials	106,753,180	106,753,180	--	--
Information Technology	99,574,802	99,574,802	--	--
Materials	22,009,378	22,009,378	--	--
Real Estate	47,638,033	47,638,033	--	--
Utilities	10,224,699	10,224,699	--	--
Money Market Funds	118,697,102	118,697,102	--	--
Total Investments in Securities:	$763,723,856	$763,723,856	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$170,071	$170,071	$--	$--
Total Assets	$170,071	$170,071	$--	$--
Total Derivative Instruments:	$170,071	$170,071	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$170,071	$0
Total Equity Risk	170,071	0
Total Value of Derivatives	$170,071	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $109,024,323) — See accompanying schedule: Unaffiliated issuers (cost $590,928,338)	$645,026,754
Fidelity Central Funds (cost $118,694,857)	118,697,102
Total Investment in Securities (cost $709,623,195)		$763,723,856
Segregated cash with brokers for derivative instruments		456,500
Receivable for investments sold		10,497,750
Receivable for fund shares sold		579,493
Dividends receivable		344,903
Distributions receivable from Fidelity Central Funds		10,836
Receivable for daily variation margin on futures contracts		36,208
Other receivables		377
Total assets		775,649,923
Liabilities
Payable for investments purchased	$8,303,960
Payable for fund shares redeemed	396,869
Accrued management fee	298,505
Other payables and accrued expenses	375
Collateral on securities loaned	111,482,637
Total liabilities		120,482,346
Net Assets		$655,167,577
Net Assets consist of:
Paid in capital		$584,508,254
Total accumulated earnings (loss)		70,659,323
Net Assets		$655,167,577
Net Asset Value, offering price and redemption price per share ($655,167,577 ÷ 46,880,108 shares)		$13.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$7,487,914
Interest		953
Income from Fidelity Central Funds (including $145,639 from security lending)		155,282
Total income		7,644,149
Expenses
Management fee	$4,619,556
Independent trustees' fees and expenses	2,627
Total expenses before reductions	4,622,183
Expense reductions	(63)
Total expenses after reductions		4,622,120
Net investment income (loss)		3,022,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148,727,779
Futures contracts	(869,169)
Total net realized gain (loss)		147,858,610
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(161,728,304)
Futures contracts	(575,832)
Total change in net unrealized appreciation (depreciation)		(162,304,136)
Net gain (loss)		(14,445,526)
Net increase (decrease) in net assets resulting from operations		$(11,423,497)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,022,029	$3,121,778
Net realized gain (loss)	147,858,610	22,432,266
Change in net unrealized appreciation (depreciation)	(162,304,136)	200,911,676
Net increase (decrease) in net assets resulting from operations	(11,423,497)	226,465,720
Distributions to shareholders	(128,801,439)	(3,468,457)
Share transactions
Proceeds from sales of shares	162,033,486	106,402,264
Reinvestment of distributions	121,633,024	3,296,821
Cost of shares redeemed	(177,404,543)	(159,526,301)
Net increase (decrease) in net assets resulting from share transactions	106,261,967	(49,827,216)
Total increase (decrease) in net assets	(33,962,969)	173,170,047
Net Assets
Beginning of period	689,130,546	515,960,499
End of period	$655,167,577	$689,130,546
Other Information
Shares
Sold	9,267,659	7,884,913
Issued in reinvestment of distributions	8,198,504	214,777
Redeemed	(10,434,032)	(13,863,858)
Net increase (decrease)	7,032,131	(5,764,168)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.29	$11.31	$12.57	$13.81	$14.32
Income from Investment Operations
Net investment income (loss)B,C	.07	.08	.12	.11	.12
Net realized and unrealized gain (loss)	(.20)	5.99	(1.26)	.31	.56
Total from investment operations	(.13)	6.07	(1.14)	.42	.68
Distributions from net investment income	(.07)	(.09)	(.12)	(.12)	(.13)
Distributions from net realized gain	(3.11)	–	–	(1.54)	(1.06)
Total distributions	(3.18)	(.09)	(.12)	(1.66)	(1.19)
Net asset value, end of period	$13.98	$17.29	$11.31	$12.57	$13.81
Total ReturnD	(1.64)%	53.78%	(9.18)%	4.01%	4.95%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.63%	.64%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.64%	.64%
Expenses net of all reductions	.63%	.64%	.64%	.64%	.64%
Net investment income (loss)	.41%	.62%	.94%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$655,168	$689,131	$515,960	$701,171	$762,811
Portfolio turnover rateG	96%	44%	79%	88%	100%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2022

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$122,565,092
Gross unrealized depreciation	(70,684,336)
Net unrealized appreciation (depreciation)	$51,880,756
Tax Cost	$711,843,100

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$23,499,024
Net unrealized appreciation (depreciation) on securities and other investments	$51,880,756

The Fund intends to elect to defer to its next fiscal year $4,389,821 of capital losses recognized during the period November 1, 2021 to February 28, 2022. The Fund intends to elect to defer to its next fiscal year $330,636 of ordinary losses recognized during the period January 1, 2022 to February 28, 2022.

The tax character of distributions paid was as follows:

	February 28, 2022	February 28, 2021
Ordinary Income	$11,438,963	$ 3,311,815
Long-term Capital Gains	117,362,476	156,642
Total	$128,801,439	$ 3,468,457

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	677,105,743	682,323,034

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .55% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. During January 2022 the Board approved a change in the management fee from .64% to .55% effective February 1, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$14,215	$4,464	$170,771

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $63.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust II and Shareholders of Fidelity Small Cap Enhanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Small Cap Enhanced Index Fund (one of the funds constituting Fidelity Commonwealth Trust II, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 317 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Small Cap Enhanced Index Fund	.63%
Actual		$1,000.00	$923.30	$3.00**
Hypothetical-C		$1,000.00	$1,021.67	$3.16**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the expense contract and/or expense cap, effective February 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Small Cap Enhanced Index Fund	.55%
Actual		$2.62
Hypothetical-(b)		$2.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Small Cap Enhanced Index Fund voted to pay on April 11, 2022, to shareholders of record at the opening of business on April 8, 2022, a distribution of $0.506 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2022, $144,011,198, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 42% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 48% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 10% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Enhanced Index Fund

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund’s sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund’s current management contract and sub-advisory agreements (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund’s shareholders. The Board noted that approval of the Amended Contract would not change the fund’s portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2022 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of the fund's management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the annual renewal of the existing Advisory Contracts.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and  Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2022 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would reduce the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed management fee rate is lower than the current management fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SCE-ANN-0422
1.9885266.105

Item 2.

Code of Ethics

As of the end of the period, February 28, 2022, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Small Cap Enhanced Index Fund (the “Fund”):

Services Billed by PwC

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$37,700	$3,700	$10,200	$1,200

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Enhanced Index Fund	$36,900	$3,600	$9,000	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2022A	February 28, 2021A
Audit-Related Fees	$8,239,800	$9,436,200
Tax Fees	$354,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2022A	February 28, 2021A
PwC	$13,851,800	$14,599,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022